Quarterly Operating Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Operating Results (Unaudited)

2016	1st	2nd	3rd	4th	Year
	(In thousands, except days and per share amounts)
Number of days in quarter	94	91	91	90	366
Revenues	$541,497	$601,631	$601,109	$612,435	$2,356,672
Gross profit	225,035	248,213	245,962	261,784	980,994
Operating income	40,964	62,241	61,980	58,668	223,853
Net income	16,358	41,933	36,072	33,283	127,646
Less: Net loss attributable to noncontrolling interest	(99)	(99)	(88)	(71)	(357)
Net income attributable to Belden	16,457	42,032	36,160	33,354	128,003
Less: Preferred stock dividends	—	—	6,695	8,733	15,428
Net income attributable to Belden common stockholders	16,457	42,032	29,465	24,621	112,575

Basic income per share attributable to Belden common stockholders:	$0.39	$1.00	$0.70	$0.58	$2.67

Diluted income per share attributable to Belden common stockholders:	$0.39	$0.99	$0.69	$0.58	$2.65

2015	1st	2nd	3rd	4th	Year
	(In thousands, except days and per share amounts)
Number of days in quarter	88	91	91	95	365
Revenues	$546,957	$585,755	$579,266	$597,244	$2,309,222
Gross profit	207,649	234,276	226,131	250,117	918,173
Operating income	4,898	44,143	34,502	57,010	140,553
Income (loss) from continuing operations	(19,636)	21,677	14,811	49,656	66,508
Income from discontinued operations, net of tax	—	—	(242)	—	(242)
Loss from disposal of discontinued operations, net of tax	—	(86)	—	—	(86)
Less: Net loss attributable to noncontrolling interest	—	—	—	(24)	(24)
Net income attributable to Belden stockholders	(19,636)	21,591	14,569	49,680	66,204
Basic income (loss) per share attributable to Belden stockholders:
Continuing operations	$(0.46)	$0.51	$0.35	$1.18	$1.57
Discontinued operations	—	—	(0.01)	—	(0.01)
Disposal of discontinued operations	—	—	—	—	—
Net income	$(0.46)	$0.51	$0.34	$1.18	$1.56
Diluted income (loss) per share attributable to Belden stockholders:
Continuing operations	$(0.46)	$0.50	$0.35	$1.17	$1.55
Discontinued operations	—	—	(0.01)	—	(0.01)
Disposal of discontinued operations	—	—	—	—	—
Net income	$(0.46)	$0.50	$0.34	$1.17	$1.54